Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
OPERATING ACTIVITIES
Net loss for the period	$ (5,365,682)	$ (1,328,756)
Items not affecting cash:
Amortization and depreciation	323,049	1,042,847
Arbitration settlement reserve	(128,834)	(2,740,052)
Gain on modification of debt	(30,688)
Change in fair value of promissory notes receivable	3,757
Change in fair value of warrant liability	(27,130)	(2,941,546)
Change in fair value of convertible debt	236,010	(1,683,172)
Accretion of debt		2,317
Share-based payments	1,748,521	1,321,038
Total Adjustments	(3,240,997)	(6,327,324)
Restricted cash		(28,844)
Accounts and other receivables	(1,027,638)	(1,414,927)
Government remittances	(7,111)	(124,886)
Publisher advance	751,076	903,166
Prepaid expenses and other	517,393	298,857
Accounts payable	1,300,737	(853,263)
Accrued liabilities	(540,463)	2,846,394
Players liability account		28,844
Deferred revenue	813,122	(885,782)
Changes in non-cash working capital	1,807,116	769,559
Net cash used in operating activities	(1,433,881)	(5,557,765)
INVESTING ACTIVITIES
Purchase of property and equipment	(4,160)	(13,829)
Net cash used in investing activities	(4,160)	(13,829)
FINANCING ACTIVITIES
Proceeds (payments) on promissory notes payable, net	12,645	(68,296)
Payments on lease financing	(3,345)	(70,258)
Payments on long-term debt		(25,486)
Net cash provided by financing activities	9,300	(164,040)
Impact of foreign exchange on cash	(321,230)	108,441
Change in cash	(1,749,971)	(5,627,193)
Cash, beginning of period	8,601,706	15,305,996
Cash, end of period	$ 6,851,735	$ 9,678,803